Schedule of credit risk profile of trade receivables on their past due status in terms (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		$ 5,207,468		$ 4,906,878
ECL		(67,972)		(62,885)
Trade receivables and contract assets, net	$ 3,937,103	5,139,496	$ 3,552,356	4,843,993
Collected trade percentage	98.00%
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		4,392,285		4,407,717
ECL		(20,538)		(4,252)
Trade receivables and contract assets, net	$ 3,348,970	4,371,747	3,229,294	4,403,465
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		715,879		411,649
ECL		(10,902)		(26,995)
Trade receivables and contract assets, net	540,047	704,977	282,087	384,654
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		36,483		54,065
ECL		(989)		(7,899)
Trade receivables and contract assets, net	27,190	35,494	33,856	46,166
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		47,718
ECL		(20,440)
Trade receivables and contract assets, net	20,896	27,278
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets
ECL
Trade receivables and contract assets, net
Later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		15,103		33,447
ECL		(15,103)		(23,739)
Trade receivables and contract assets, net			$ 7,119	$ 9,708